INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Investment properties (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
Investment properties	$ 570,324	$ 560,783